JPMorgan Sustainable Municipal Income ETF
Schedule of Portfolio Investments as of November 30, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
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ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
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using a trade date accounting convention, by contacting the appropriate
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© J.P. Morgan Chase & Co., 2023.

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 96.1% (a)
Alaska — 0.1%
Alaska Housing Finance Corp., General Mortgage Series 2016A, Rev., 3.50%, 6/1/2046	240,000	238,155
Arizona — 5.6%
Arizona Industrial Development Authority, Academies of Math and Science Projects Rev., 5.00%, 7/1/2032 (b)	280,000	280,106
Arizona Industrial Development Authority, Aliante and Skye Canyon Campus Project
Series 2021A, Rev., 3.00%, 12/15/2031 (b)	25,000	21,546
Series 2021A, Rev., 4.00%, 12/15/2051 (b)	250,000	180,164
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2022A, Rev., 5.00%, 11/1/2033	1,000,000	1,103,299
Series 2022A, Rev., 5.00%, 11/1/2037	900,000	959,770
Arizona Industrial Development Authority, KIPP Nashville Project
Series 2022A, Rev., 5.00%, 7/1/2030	245,000	261,646
Series 2022A, Rev., 5.00%, 7/1/2031	260,000	276,817
Series 2022A, Rev., 5.00%, 7/1/2032	270,000	286,591
Arizona Industrial Development Authority, Macombs Facility Project
Series 2021A, Rev., 5.00%, 7/1/2033	310,000	330,997
Series 2021A, Rev., 4.00%, 7/1/2035	370,000	364,962
Series 2021A, Rev., 4.00%, 7/1/2036	155,000	150,896
Series 2021A, Rev., 4.00%, 7/1/2041	400,000	364,908
Arizona Industrial Development Authority, Pebble Campus Project Series 2020A, Rev., 4.00%, 7/15/2030 (b)	250,000	240,806
Arizona Industrial Development Authority, Pinecrest Academy of Northern Nevada Project Series 2022A, Rev., 4.50%, 7/15/2029 (b)	750,000	701,741
Industrial Development Authority of the County of Pima (The), La Posada at Pusch Ridge Project Series 2022B-3, Rev., 5.13%, 11/15/2029 (b)	750,000	736,989
La Paz County Industrial Development Authority, Harmony Public School Project
Series 2021A, Rev., 4.00%, 2/15/2041	420,000	360,107
Series 2021A, Rev., 4.00%, 2/15/2046	335,000	271,221
Maricopa County Industrial Development Authority, Arizona Autism Charter School Project Series 2021A, Rev., 4.00%, 7/1/2041 (b)	935,000	755,474
Maricopa County Industrial Development Authority, Arizona Autism Charter Schools Project Series 2021A, Rev., 4.00%, 7/1/2031 (b)	250,000	235,291
Maricopa County Industrial Development Authority, Banner Health Series A, Rev., 4.00%, 1/1/2041	4,450,000	4,373,878
Maricopa County Industrial Development Authority, HonorHealth Series 2019A, Rev., 5.00%, 9/1/2032	200,000	212,658
Total Arizona		12,469,867
California — 5.9%
California Community Choice Financing Authority, Clean Energy Project Series 2023B-1, Rev., 5.00%, 8/1/2029 (c)	1,090,000	1,130,768
California Community Housing Agency, Fountains at Emerald Park Series 2021A-2, Rev., 4.00%, 8/1/2046 (b)	300,000	238,359
California Community Housing Agency, Glendale Properties Series 2021A-2, Rev., 4.00%, 8/1/2047 (b)	500,000	377,034
California Enterprise Development Authority, Riverside County, Rocketship Public Schools-Obligated Group No. 2 Series 2022A, Rev., 4.00%, 6/1/2027 (b)	300,000	287,714
California Health Facilities Financing Authority, On Lok Senior Health Service Rev., 3.00%, 8/1/2025	50,000	49,114
California Infrastructure and Economic Development Bank, Equitable School Revolving Fund LLC Series 2022B, Rev., 5.00%, 11/1/2034	210,000	231,642
California Municipal Finance Authority, Community Health Centers of The Central Coast, Inc.
Series 2021A, Rev., 4.00%, 12/1/2026 (b)	100,000	98,624
Series 2021A, Rev., 5.00%, 12/1/2027 (b)	50,000	51,226
Series 2021A, Rev., 5.00%, 12/1/2028 (b)	60,000	61,838
Series 2021A, Rev., 5.00%, 12/1/2029 (b)	100,000	103,381
Series 2021A, Rev., 5.00%, 12/1/2031 (b)	65,000	67,279

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
California Municipal Finance Authority, Eisenhower Medical Center Series 2017B, Rev., 5.00%, 7/1/2026	410,000	422,391
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project
Rev., AMT, 5.00%, 7/1/2036 (b)	250,000	263,408
Rev., AMT, 5.00%, 7/1/2037 (b)	1,100,000	1,151,082
Rev., AMT, 5.00%, 7/1/2038 (b)	500,000	520,047
California Public Finance Authority, Enso Village Project
Series 2021B-3, Rev., 2.13%, 11/15/2027 (b)	500,000	476,098
Series 2021B-1, Rev., 3.13%, 5/15/2029 (b)	300,000	277,655
Series 2021A, Rev., 5.00%, 11/15/2036 (b)	300,000	285,960
California School Finance Authority, Classical Academies Oceanside Project
Series 2022A, Rev., 4.00%, 10/1/2027 (b)	455,000	451,220
Series 2022A, Rev., 5.00%, 10/1/2032 (b)	700,000	731,890
California School Finance Authority, Green Dot Public Schools Project Series 2022A, Rev., 5.00%, 8/1/2032 (b)	350,000	364,388
California School Finance Authority, KIPP SoCal Public Schools Series 2019A, Rev., 5.00%, 7/1/2039 (b)	500,000	511,292
California School Finance Authority, Kipp Social Projects
Series 2020A, Rev., 5.00%, 7/1/2028 (b)	110,000	115,744
Series 2020A, Rev., 5.00%, 7/1/2029 (b)	140,000	148,398
Series 2020A, Rev., 5.00%, 7/1/2030 (b)	100,000	106,615
Series 2020A, Rev., 4.00%, 7/1/2040 (b)	295,000	271,244
California School Finance Authority, KIPP Social Projects Series 2020A, Rev., 5.00%, 7/1/2027 (b)	80,000	83,222
California Statewide Communities Development Authority, Emanate Health, Tax-Exempt Series 2020A, Rev., 3.00%, 4/1/2050	2,645,000	1,938,083
California Statewide Communities Development Authority, Front Porch Communities Series 2021A, Rev., 4.00%, 4/1/2039	1,000,000	950,745
CSCDA Community Improvement Authority, Essential Housing, Parallel-Anaheim Series 2021A, Rev., 4.00%, 8/1/2056 (b)	500,000	362,495
CSCDA Community Improvement Authority, Essential Housing, Towne at Glendale Apartments Series 2022B, Rev., 5.00%, 9/1/2037 (b)	175,000	169,079
Orange County Community Facilities District No. 2021-1, Rienda Rev., 5.00%, 8/15/2042	400,000	406,977
River Islands Public Financing Authority, Facilities District No. 2003 Series 2022A-1, Rev., AGM, 5.00%, 9/1/2028	230,000	251,731
State of California, Department of Veterans Affairs, Farm and Home Purchase Program Series 2016B, Rev., 3.50%, 12/1/2045	185,000	183,896
Total California		13,140,639
Colorado — 3.8%
Aspen Fire Protection District
COP, 4.00%, 12/1/2034	200,000	205,157
COP, 4.00%, 12/1/2035	225,000	229,749
COP, 4.00%, 12/1/2036	350,000	353,949
Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project
Rev., 4.00%, 5/1/2029	35,000	34,466
Rev., 4.00%, 5/1/2030	30,000	29,337
Rev., 4.00%, 5/1/2031	30,000	29,167
Rev., 4.00%, 5/1/2041	90,000	77,902
Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project Rev., 4.00%, 12/1/2030 (b)	595,000	545,392
Colorado Educational and Cultural Facilities Authority, Golden View Classical Academy Projects
Rev., 4.00%, 1/1/2026	200,000	196,054
Rev., 4.00%, 1/1/2032	475,000	445,762

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Colorado Educational and Cultural Facilities Authority, Vega Collegiate Academy Project Series 2021A, Rev., 5.00%, 2/1/2034 (b)	300,000	292,290
Colorado Health Facilities Authority, Aberdeen Ridges Series 2021B-3, Rev., 2.13%, 5/15/2028	300,000	274,754
Colorado Housing and Finance Authority Series 2023L, Rev., GNMA COLL, 5.75%, 11/1/2053	2,500,000	2,661,472
Colorado Housing and Finance Authority, Single Family Mortgage
Series 2019F, Rev., GNMA COLL, 4.25%, 11/1/2049	165,000	164,527
Series 2020H, Rev., GNMA COLL, 3.00%, 5/1/2050	695,000	673,203
Series 2020B, Rev., 3.75%, 5/1/2050	1,230,000	1,213,685
Dominion Water and Sanitation District
Rev., 5.00%, 12/1/2027	590,000	584,956
Rev., 5.25%, 12/1/2032	500,000	494,010
Total Colorado		8,505,832
Connecticut — 0.9%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Series A-1, Rev., 4.00%, 11/15/2045	40,000	39,872
Series A-1, Rev., 4.00%, 11/15/2047	110,000	109,358
Series D-1, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/15/2047	350,000	347,954
Connecticut State Health and Educational Facilities Authority, Yale New Haven Health Series B, Rev., 1.80%, 7/1/2024 (c)	225,000	221,840
Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program Series 2019B, Rev., AMT, 5.00%, 11/15/2027	250,000	263,829
Stamford Housing Authority, The Dogwoods Project Rev., BAN, 11.00%, 12/1/2027 (b)	1,000,000	1,020,038
Total Connecticut		2,002,891
Delaware — 1.2%
Delaware State Economic Development Authority, Aspira of Delaware Charter Series 2022A, Rev., 4.00%, 6/1/2042	250,000	194,126
Delaware State Economic Development Authority, Newark Charter School, Inc. Project Rev., 4.00%, 9/1/2028	225,000	226,009
Delaware State Health Facilities Authority, Beebe Medical Center Project Rev., 5.00%, 6/1/2034	2,200,000	2,301,074
Total Delaware		2,721,209
District of Columbia — 2.0%
District of Columbia, Gallaudet University Project Series 2021A, Rev., 4.00%, 4/1/2036	200,000	199,361
District of Columbia, Rocketship Obligated Group Series 2021A, Rev., 5.00%, 6/1/2031 (b)	400,000	397,778
District of Columbia, Two Rivers Public Charter School, Inc.
Rev., 3.00%, 6/1/2030	1,000,000	896,989
Rev., 5.00%, 6/1/2050	1,500,000	1,353,946
District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien Series A, Rev., 5.00%, 10/1/2045	1,500,000	1,519,243
Total District of Columbia		4,367,317
Florida — 9.1%
Capital Trust Agency, Inc., Sustainability Bonds -The Marie Rev., 4.00%, 6/15/2031 (b)	150,000	135,587
City of Pompano Beach, John Knox Village Project Series 2021A, Rev., 4.00%, 9/1/2041	1,000,000	806,902
Collier County Educational Facilities Authority
Series 2023, Rev., 5.00%, 6/1/2028	775,000	797,015
Series 2023, Rev., 5.00%, 6/1/2029	565,000	582,990
Florida Development Finance Corp., Central Charter School Project
Series 2022, Rev., 5.00%, 8/15/2032 (b)	225,000	221,095
Series 2022, Rev., 5.25%, 8/15/2037 (b)	350,000	330,051
Series 2022, Rev., 5.63%, 8/15/2042 (b)	1,515,000	1,423,987
Florida Development Finance Corp., Cornerstone Charter Academy Project Series 2022, Rev., 5.00%, 10/1/2032 (b)	460,000	465,062

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Florida Development Finance Corp., Educational Facilities, River City Science Academy Projects
Series 2021A, Rev., 4.00%, 7/1/2027	290,000	290,049
Series 2021A, Rev., 4.00%, 7/1/2028	150,000	150,017
Series 2021A, Rev., 4.00%, 7/1/2029	155,000	154,648
Series 2021A, Rev., 4.00%, 7/1/2030	215,000	213,631
Series 2022B, Rev., 5.00%, 7/1/2031	165,000	171,616
Series 2022B, Rev., 5.00%, 7/1/2042	230,000	231,397
Florida Development Finance Corp., IDEA Florida, Inc., Jacksonville IV Project Rev., 5.25%, 6/15/2029 (b)	300,000	293,805
Florida Development Finance Corp., Mater Academy Project
Series 2022A, Rev., 5.00%, 6/15/2032	270,000	279,171
Series 2022A, Rev., 5.00%, 6/15/2033	380,000	392,325
Series 2022A, Rev., 5.00%, 6/15/2034	400,000	412,141
Series 2020A, Rev., 5.00%, 6/15/2040	500,000	505,227
Lee County Industrial Development Authority, Cypress Cove at Healthpeak Florida, Inc. Project Series 2022B2, Rev., 3.25%, 10/1/2026	500,000	476,683
Lee County School Board (The)
COP, 5.00%, 8/1/2042	2,715,000	2,912,192
Series 2023A, COP, 4.00%, 8/1/2046	2,000,000	1,929,253
Series 2023A, COP, 4.00%, 8/1/2048	500,000	477,287
Lee Memorial Health System Series A-1, Rev., 5.00%, 4/1/2036	1,000,000	1,062,456
Middleton Community Development District A, City of Wildwood, Florida Special Assessment
5.20%, 5/1/2027	225,000	226,966
5.85%, 5/1/2037	500,000	514,340
Palm Beach County Health Facilities Authority, Jupiter Medical Center
Series 2022, Rev., 5.00%, 11/1/2031	100,000	106,019
Series 2022, Rev., 5.00%, 11/1/2032	100,000	106,545
Series 2022, Rev., 5.00%, 11/1/2047	500,000	504,186
Palm Beach County School District Series 2023A, COP, 5.00%, 8/1/2040 (d)	2,865,000	3,185,451
Village Community Development District No. 15
4.25%, 5/1/2028 (b)	350,000	348,043
4.38%, 5/1/2033 (b)	500,000	495,987
Total Florida		20,202,124
Georgia — 1.4%
Cherokee County Water and Sewer Authority
Series 2023, Rev., 5.00%, 8/1/2035	135,000	157,782
Series 2023, Rev., 5.00%, 8/1/2036	165,000	190,885
Series 2023, Rev., 5.00%, 8/1/2037	135,000	154,379
Series 2023, Rev., 5.00%, 8/1/2039	375,000	422,179
Columbus Medical Center Hospital Authority, Piedmont Healthcare Inc., Project Series 2019B, Rev., 5.00%, 7/1/2029 (c)	500,000	536,877
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project Series A, Rev., 5.00%, 2/15/2026	860,000	887,017
Georgia Housing and Finance Authority, Single Family Mortgage
Series 2017A, Rev., 4.00%, 12/1/2047	220,000	218,971
Series 2017B, Rev., 4.00%, 12/1/2047	440,000	437,967
Total Georgia		3,006,057

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — 5.4%
City of Aurora, Single Family Mortgage
Series 2007B, Rev., GNMA/FNMA/FHLMC, 5.45%, 12/1/2039	44,203	44,129
Series 2007-A, Rev., AMT, GNMA/FNMA/FHLMC, 5.50%, 12/1/2039	46,586	46,575
City of Chicago, Waterworks, Second Lien
Series 2023B, Rev., AGM, 5.00%, 11/1/2035	500,000	565,603
Series 2023B, Rev., AGM, 5.00%, 11/1/2039	1,500,000	1,639,805
Series 2023B, Rev., AGM, 4.00%, 11/1/2040	665,000	665,881
Illinois Finance Authority, Clark-Lindsey Village Series 2022A, Rev., 4.60%, 6/1/2027	165,000	160,085
Illinois Finance Authority, Lake Forest College
Series 2022A, Rev., 5.00%, 10/1/2032	215,000	225,246
Series 2022A, Rev., 5.00%, 10/1/2035	475,000	491,392
Series 2022A, Rev., 5.50%, 10/1/2039	380,000	393,499
Illinois Finance Authority, Plymouth Place, Inc.
Series 2022B-3, Rev., 4.75%, 11/15/2027	100,000	99,006
Series 2022B-2, Rev., 5.25%, 11/15/2027	100,000	99,540
Series 2022B-1, Rev., 6.00%, 11/15/2027	100,000	100,008
Series 2021A, Rev., 5.00%, 5/15/2032	135,000	125,896
Series 2021A, Rev., 5.00%, 5/15/2033	145,000	134,160
Illinois Finance Authority, Social Bonds-Learn Chapter School Project
Rev., 4.00%, 11/1/2030	130,000	130,496
Rev., 4.00%, 11/1/2031	135,000	135,173
Rev., 4.00%, 11/1/2041	375,000	341,701
Illinois Finance Authority, Southern Illinois Healthcare Enterprises, Inc. Series 2017C, Rev., 5.00%, 3/1/2033	365,000	374,351
Illinois Housing Development Authority, Homeowner Mortgage Series C, Rev., 3.50%, 8/1/2046	340,000	335,597
Peoria City School District No. 150 Series 2020A, GO, AGM, 4.00%, 12/1/2027	505,000	520,448
Southern Illinois University, Housing and Auxiliary Facilities System Series 2021A, Rev., 5.00%, 4/1/2033	300,000	324,578
Southwestern Illinois Development Authority, Flood Prevention District Council Project
Rev., 5.00%, 4/15/2026	250,000	260,843
Rev., 5.00%, 4/15/2028	390,000	423,341
Rev., 5.00%, 4/15/2029	290,000	319,484
State of Illinois Series 2023B, GO, 4.50%, 5/1/2048	160,000	153,176
Will County Forest Preservation District, Limited Tax
GO, 5.00%, 12/15/2035	1,170,000	1,296,722
GO, 5.00%, 12/15/2036	1,460,000	1,605,296
GO, 4.00%, 12/15/2037	1,000,000	1,000,159
Total Illinois		12,012,190
Indiana — 2.2%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (b)	500,000	390,987
City of Jeffersonville, Vivera Senior Living of Jeffersonville Project Series 2020A, Rev., 4.75%, 11/1/2030 (b)	570,000	492,746
County of St. Joseph, Economic Development, St. Mary's College Project Series 2017A, Rev., 5.00%, 4/1/2026	1,880,000	1,938,153
Indiana Finance Authority Series 2023A, Rev., 5.00%, 6/1/2053	150,000	143,972
Indiana Finance Authority, DePauw University Series 2022A, Rev., 5.00%, 7/1/2032	350,000	371,794
Indiana Finance Authority, Educational Facilities, Valparaiso University Project Rev., 4.00%, 10/1/2035	220,000	208,813
Indiana Finance Authority, Rose-Hulman Institute of Technology Project Series 2021, Rev., 5.00%, 6/1/2031	100,000	109,101
Indiana Housing and Community Development Authority, Single Family Mortgage Series 2020A, Rev., 3.75%, 1/1/2049	670,000	661,315
Indiana Housing and Community Development Authority, Vita of Marion Project Series 2021B, Rev., 4.00%, 4/1/2024	500,000	495,203
Total Indiana		4,812,084

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Iowa — 0.8%
Iowa Finance Authority, Senior Living Facility, Sunrise Retirement Community Project
Rev., 5.00%, 9/1/2028	195,000	182,528
Rev., 5.00%, 9/1/2030	110,000	100,032
Rev., 5.00%, 9/1/2031	105,000	94,108
Rev., 5.00%, 9/1/2036	445,000	374,713
Iowa Student Loan Liquidity Corp., Student Loan Series 2015A, Rev., AMT, 5.00%, 12/1/2025	1,000,000	1,022,315
Total Iowa		1,773,696
Kansas — 0.1%
City of Topeka, Kansas Health Care Facilities Series 2022B, Rev., 5.13%, 12/1/2026	250,000	246,836
Louisiana — 1.0%
Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project Rev., 5.00%, 10/1/2028	670,000	728,077
Louisiana Public Facilities Authority, Lincoln Preparatory School Project
Series 2021A, Rev., 5.00%, 6/1/2031 (b)	450,000	426,539
Series 2021A, Rev., 5.00%, 6/1/2041 (b)	525,000	437,644
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2036 (b)	385,000	336,111
Series 2021A, Rev., 5.00%, 6/1/2042 (b)	440,000	361,765
Total Louisiana		2,290,136
Maine — 0.3%
City of Portland, General Airport Rev., 5.00%, 1/1/2031	370,000	406,962
Maine State Housing Authority, Mortgage Purchase Series 2016A, Rev., 4.00%, 11/15/2045	150,000	149,569
Total Maine		556,531
Maryland — 0.8%
County of Baltimore, Riderwood Village, Inc., Project
Rev., 4.00%, 1/1/2032	475,000	473,595
Rev., 4.00%, 1/1/2033	600,000	596,956
Maryland Health and Higher Educational Facilities Authority, Stevenson University Project
Series 2021A, Rev., 5.00%, 6/1/2029	150,000	161,060
Series 2021A, Rev., 5.00%, 6/1/2031	175,000	190,669
Montgomery County Housing Opportunities Commission, Single Family Mortgage Series A, Rev., 4.00%, 7/1/2048	470,000	467,695
Total Maryland		1,889,975
Massachusetts — 3.4%
Massachusetts Clean Water Trust (The), Poll Program Rev., 5.25%, 8/1/2024	1,500,000	1,521,997
Massachusetts Development Finance Agency, Boston Medical Center Issue
Series 2023G, Rev., 5.25%, 7/1/2048	1,000,000	1,048,329
Series 2023G, Rev., 4.38%, 7/1/2052	700,000	649,287
Massachusetts Development Finance Agency, Salem Community Corp.
Rev., 5.00%, 1/1/2026	285,000	280,208
Rev., 5.00%, 1/1/2027	305,000	298,455
Rev., 5.00%, 1/1/2028	265,000	257,204
Rev., 5.00%, 1/1/2029	500,000	481,970
Rev., 5.00%, 1/1/2031	240,000	228,441
Rev., 5.13%, 1/1/2040	510,000	454,685
Massachusetts Development Finance Agency, Southcoast Health System Obligated Group Issue
Series 2021G, Rev., 5.00%, 7/1/2029	150,000	161,969

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Massachusetts — continued
Series 2021G, Rev., 5.00%, 7/1/2030	150,000	163,651
Massachusetts Health and Educational Facilities Authority, Massachusetts Institute of Technology Series L, Rev., 5.25%, 7/1/2033	820,000	1,009,693
Massachusetts Housing Finance Agency, Single Family Housing
Series 183, Rev., 3.50%, 12/1/2046	65,000	64,492
Series 214, Rev., GNMA/FNMA/FHLMC, 3.75%, 12/1/2049	850,000	842,237
Total Massachusetts		7,462,618
Michigan — 3.2%
City of Detroit, Unlimited Tax
Series 2021A, GO, 5.00%, 4/1/2030	475,000	502,989
Series 2021A, GO, 5.00%, 4/1/2031	215,000	229,198
Series 2021A, GO, 5.00%, 4/1/2033	770,000	814,347
Series 2023A, GO, 6.00%, 5/1/2039	3,225,000	3,609,331
Eastern Michigan University Series 2017A, Rev., 5.00%, 3/1/2030	575,000	604,811
Michigan Finance Authority, Trinity Health Credit Group Series 2013MI-4, Rev., 4.00%, 12/1/2038	1,000,000	1,000,835
Michigan State Housing Development Authority, Single Family Mortgage Series B, Rev., AMT, 3.50%, 6/1/2047	325,000	321,713
Total Michigan		7,083,224
Minnesota — 3.0%
City of Ramsey, PACT Charter School Project Series 2022A, Rev., 5.00%, 6/1/2032	535,000	529,171
City of Rochester, Mayo Clinic Series 2022, Rev., 4.00%, 11/15/2039	1,425,000	1,441,823
City of Woodbury, Charter School Lease, Woodbury Leadership Academy Project Series 2021A, Rev., 4.00%, 7/1/2031	175,000	159,315
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	105,000	104,986
Minnesota Housing Finance Agency Series 2022M, Rev., GNMA/FNMA/FHLMC COLL, 6.00%, 1/1/2053	1,250,000	1,333,964
Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation
Rev., 5.25%, 8/1/2024	1,015,000	1,016,987
Rev., 5.25%, 8/1/2025	1,070,000	1,071,752
Rev., 5.25%, 8/1/2026	825,000	826,345
Minnesota Housing Finance Agency, Residential Housing Finance Series 2017B, Rev., AMT, GNMA / FNMA / FHLMC COLL, 4.00%, 7/1/2047	245,000	243,816
Total Minnesota		6,728,159
Mississippi — 0.4%
Mississippi Home Corp., Single Family Mortgage Series 2019A, Rev., GNMA/FNMA/FHLMC, 4.00%, 12/1/2048	840,000	835,583
Missouri — 0.7%
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2031	1,000,000	1,074,575
Industrial Development Authority of the City of St Louis Missouri (The), Innovation District Rev., 5.00%, 5/15/2041	425,000	416,270
Total Missouri		1,490,845
Nebraska — 0.8%
Madison County Hospital Authority No. 1, Faith Regional Health Services Project
Rev., 5.00%, 7/1/2030	1,020,000	1,035,995
Rev., 5.00%, 7/1/2031	720,000	730,800
Total Nebraska		1,766,795

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Nevada — 0.5%
Carson City Nevada Hospital
Rev., 5.00%, 9/1/2026	555,000	572,473
Rev., 5.00%, 9/1/2029	620,000	638,102
Total Nevada		1,210,575
New Hampshire — 1.1%
City of Manchester, School Facilities Rev., NATL - RE, 5.50%, 6/1/2027	900,000	976,544
New Hampshire Business Finance Authority, Springpoint Senior Living Project
Rev., 4.00%, 1/1/2027	250,000	242,671
Rev., 4.00%, 1/1/2029	300,000	284,882
Rev., 4.00%, 1/1/2031	290,000	268,959
Rev., 4.00%, 1/1/2041	750,000	604,197
Total New Hampshire		2,377,253
New Jersey — 1.6%
Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project
Series 2021A, Rev., AGM, 5.00%, 7/1/2034	60,000	66,872
Series 2021A, Rev., AGM, 5.00%, 7/1/2035	75,000	83,032
Series 2021A, Rev., AGM, 4.00%, 7/1/2037	75,000	75,373
Camden County Improvement Authority (The), Camden Prep High School Project
Rev., 4.00%, 7/15/2027 (b)	215,000	212,562
Rev., 5.00%, 7/15/2032 (b)	285,000	296,859
Rev., 5.00%, 7/15/2042 (b)	590,000	589,131
Essex County Improvement Authority, North Star Academy Charter School of Newark, Inc., 2020 Project
Rev., 4.00%, 7/15/2027 (b)	400,000	401,440
Rev., 4.00%, 7/15/2029 (b)	430,000	431,120
Rev., 4.00%, 7/15/2030 (b)	200,000	199,974
New Jersey Housing and Mortgage Finance Agency, Single Family Housing Series 2018A, Rev., 4.50%, 10/1/2048	515,000	518,004
Passaic County Improvement Authority (The), Paterson arts and Science Charter School Projects Rev., 5.25%, 7/1/2043	670,000	680,427
Total New Jersey		3,554,794
New Mexico — 0.3%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Series 2019C, Class I, Rev., GNMA/FNMA/FHLMC, 4.00%, 1/1/2050	715,000	709,550
New York — 4.4%
Build NYC Resource Corp., Global Community Charter School
Series 2022A, Rev., 4.00%, 6/15/2032	135,000	129,797
Series 2022A, Rev., 5.00%, 6/15/2042	975,000	948,576
Build NYC Resource Corp., Grand Concourse Academy Charter School
Series 2022A, Rev., 3.40%, 7/1/2027	245,000	240,270
Series 2022A, Rev., 5.00%, 7/1/2032	100,000	105,611
Series 2022A, Rev., 5.00%, 7/1/2042	300,000	301,962
Build NYC Resource Corp., Kipp NYC Public School Facilities - Canal West Project
Rev., 5.00%, 7/1/2029	460,000	492,604
Rev., 5.00%, 7/1/2031	535,000	581,462
Rev., 5.00%, 7/1/2032	550,000	601,274
Rev., 5.00%, 7/1/2035	530,000	571,768
Build NYC Resource Corp., New World Preparatory Charter School Project
Series 2021A, Rev., 4.00%, 6/15/2031 (b)	150,000	139,876

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series 2021A, Rev., 4.00%, 6/15/2041 (b)	135,000	107,969
Monroe County Industrial Development Corp., Academy of Health Sciences Charter School Project Series 2022A, Rev., 5.00%, 7/1/2032 (b)	250,000	245,212
New York Transportation Development Corp. Series 2023, Rev., AMT, AGM, 5.00%, 6/30/2049	2,000,000	2,013,700
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project Series 2018, Rev., AMT, 5.00%, 1/1/2025	1,750,000	1,759,103
State of New York Mortgage Agency, Homeowner Mortgage
Series 197, Rev., 3.50%, 10/1/2044	310,000	306,475
Series 195, Rev., 4.00%, 10/1/2046	265,000	263,860
Westchester County Local Development Corp., Kendal on Hudson Project
Series 2022B, Rev., 5.00%, 1/1/2027	140,000	141,504
Series 2022B, Rev., 5.00%, 1/1/2037	265,000	259,269
Series 2022B, Rev., 5.00%, 1/1/2041	250,000	238,390
Yonkers Economic Development Corp., Charter School of Educational Excellence Project Series 2020A, Rev., 4.00%, 10/15/2030	355,000	331,432
Total New York		9,780,114
North Carolina — 0.8%
City of Charlotte Series 2023B, Rev., AMT, 5.00%, 7/1/2048	570,000	594,241
North Carolina Housing Finance Agency, Homeownership Series 43, Rev., GNMA/FNMA/FHLMC, 4.00%, 7/1/2050	445,000	441,608
North Carolina Medical Care Commission, Lutheran Services for The Aging Series 2021A, Rev., 4.00%, 3/1/2031	290,000	262,344
North Carolina Medical Care Commission, The Forest at Duke Project
Rev., 4.00%, 9/1/2033	180,000	164,676
Rev., 4.00%, 9/1/2041	415,000	335,662
Total North Carolina		1,798,531
North Dakota — 0.5%
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Series 2016D, Rev., 3.50%, 7/1/2046	175,000	172,907
Series 2015D, Rev., 4.00%, 7/1/2046	370,000	368,994
Series D, Rev., FHA, 4.00%, 1/1/2048	520,000	517,429
Total North Dakota		1,059,330
Ohio — 4.8%
American Municipal Power, Inc., Solar Electricity Prepayment Project Series 2019A, Rev., 5.00%, 2/15/2035	825,000	884,375
Butler County Port Authority, Community First Solutions
Series 2021A, Rev., 4.00%, 5/15/2037	210,000	204,773
Series 2021A, Rev., 4.00%, 5/15/2038	110,000	105,059
Series 2021A, Rev., 4.00%, 5/15/2039	115,000	108,569
Series 2021A, Rev., 4.00%, 5/15/2040	115,000	107,922
Series 2021A, Rev., 4.00%, 5/15/2041	125,000	116,337
County of Cuyahoga, Eliza Jennings Senior Care Network Series 2022A, Rev., 5.00%, 5/15/2032	460,000	435,093
County of Hardin, Economic Development Facilities Improvement, Ohio Northern University
Rev., 4.00%, 5/1/2026	165,000	158,871
Rev., 5.00%, 5/1/2030	250,000	242,003
Lakota Local School District Series 2005, GO, NATL - RE, 5.25%, 12/1/2025	1,500,000	1,566,092
Northeast Ohio Medical University
Series 2021A, Rev., 5.00%, 12/1/2028	125,000	131,580
Series 2021A, Rev., 5.00%, 12/1/2030	65,000	69,064
Series 2022, Rev., 5.00%, 12/1/2034	950,000	1,046,112

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Series 2021A, Rev., 4.00%, 12/1/2035	150,000	146,572
Series 2022, Rev., 5.00%, 12/1/2037	1,100,000	1,173,483
Ohio Higher Educational Facility Commission, Capital University 2022 Project
Rev., 5.00%, 9/1/2027	325,000	331,052
Rev., 5.00%, 9/1/2028	340,000	347,828
Rev., 5.00%, 9/1/2029	355,000	363,646
Rev., 5.00%, 9/1/2030	275,000	281,880
Rev., 5.75%, 9/1/2037	500,000	518,371
Ohio Higher Educational Facility Commission, Cleveland Institute of Music 2
Rev., 5.00%, 12/1/2027	275,000	278,612
Rev., 5.00%, 12/1/2032	100,000	102,877
Ohio Higher Educational Facility Commission, Kenyon College Rev., 4.00%, 7/1/2044	1,340,000	1,244,445
Ohio Housing Finance Agency, Mortgage-Backed Securities Program Series 2016D, Rev., GNMA/FNMA/FHLMC, 4.00%, 3/1/2047	270,000	268,671
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2020A, Rev., 5.00%, 12/1/2036	150,000	166,106
Port of Greater Cincinnati Development Authority, FC Cincinnati Public Improvements Project Rev., 3.75%, 12/1/2031 (b)	245,000	221,859
Total Ohio		10,621,252
Oklahoma — 0.9%
Oklahoma Water Resources Board, State Loan Program Series 2021D, Rev., 4.00%, 10/1/2046	2,035,000	2,023,515
Oregon — 0.9%
Salem Hospital Facility Authority, Capital Manor Project
Rev., 5.00%, 5/15/2028	155,000	154,935
Rev., 4.00%, 5/15/2029	130,000	123,626
Union County Hospital Facility Authority, Grande Ronde Hospital, Inc. Series 2022, Rev., 5.00%, 7/1/2035	1,360,000	1,427,724
Yamhill County Hospital Authority, Friendsview, Tax Exempt Series 2021A, Rev., 5.00%, 11/15/2046	500,000	383,775
Total Oregon		2,090,060
Other — 0.4%
Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments Series 8, Rev., 5.95%, 11/1/2035 (c)	820,000	820,109
Pennsylvania — 5.3%
Allegheny County Higher Education Building Authority, Chatham University Rev., 5.00%, 9/1/2031	465,000	459,736
Allegheny County Hospital Development Authority, Pittsburgh Medical Center Series 2019A, Rev., 5.00%, 7/15/2033	600,000	649,966
Bucks County Industrial Development Authority, Grand View Hospital Project Rev., 5.00%, 7/1/2032	500,000	474,227
Bucks County Water and Sewer Authority
Series 2022A, Rev., AGM, 5.00%, 12/1/2037	360,000	403,295
Series 2022A, Rev., AGM, 5.00%, 12/1/2038	525,000	584,266
Series 2022A, Rev., AGM, 5.00%, 12/1/2039	425,000	470,139
Cambria County General Financing Authority, Mount Aloysius Project Series 2021TT-4, Rev., 4.00%, 11/1/2036	535,000	493,425
Chester County Industrial Development Authority, Longwood Gardens Project
Rev., 5.00%, 12/1/2035	175,000	194,423
Rev., 5.00%, 12/1/2036	185,000	204,120
Rev., 5.00%, 12/1/2037	200,000	219,116
City of Erie, Higher Education Building Authority, Gannon University Project - AICUP Financing Program Series 2021TT-1, Rev., 4.00%, 5/1/2036	100,000	92,593
Lancaster Industrial Development Authority, Landis Homes Retirement Community Project
Rev., 4.00%, 7/1/2031	390,000	355,725
Rev., 4.00%, 7/1/2037	170,000	141,372

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Lehigh County Industrial Development Authority, Seven Generation Charter School
Series 2021A, Rev., 4.00%, 5/1/2031	340,000	316,157
Series 2021A, Rev., 4.00%, 5/1/2041	885,000	703,533
Pennsylvania Economic Development Financing Authority, Presbyterian Senior Living Homes Series 2021, Rev., 4.00%, 7/1/2046	750,000	605,524
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System Rev., 4.00%, 8/15/2034	175,000	178,546
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2016-121, Rev., 3.50%, 10/1/2046	320,000	317,301
Series 2017-122, Rev., AMT, 4.00%, 10/1/2046	140,000	139,285
Philadelphia Authority for Industrial Development, City Service Agreement, Affordable Housing Preservation Programs Project Rev., AGM, 5.00%, 12/1/2027	680,000	727,457
Philadelphia Authority for Industrial Development, Electrical and Charter School Project Series 2021A, Rev., 4.00%, 6/1/2031	330,000	309,195
Philadelphia Authority for Industrial Development, Holy Family University Project Rev., 5.00%, 9/1/2026	775,000	798,991
Philadelphia Authority for Industrial Development, Philadelphia Electrical and Technology Charter School Project Series 2021A, Rev., 4.00%, 6/1/2041	175,000	142,335
Philadelphia Authority for Industrial Development, Russell Byers Charter School Project Series 2020A, Rev., 5.00%, 5/1/2030	1,015,000	1,033,118
Philadelphia Energy Authority (The), Philadelphia Street Lighting Project Series 2023A, Rev., 5.00%, 11/1/2043	750,000	796,847
West Cornwall Township Municipal Authority, Lebanon Valley Brethren Home Project
Series 2021A, Rev., 4.00%, 11/15/2029	135,000	126,078
Series 2021A, Rev., 4.00%, 11/15/2030	190,000	175,170
Series 2021A, Rev., 4.00%, 11/15/2031	195,000	177,778
Series 2021A, Rev., 4.00%, 11/15/2036	365,000	308,117
Series 2021A, Rev., 4.00%, 11/15/2041	370,000	291,066
Total Pennsylvania		11,888,901
South Carolina — 0.2%
South Carolina State Housing Finance and Development Authority
Series 2017A, Rev., 4.00%, 1/1/2047	105,000	104,569
Series 2017B, Rev., FHA, GNMA / FNMA / FHLMC, 4.00%, 7/1/2047	285,000	283,678
Total South Carolina		388,247
South Dakota — 0.6%
South Dakota Housing Development Authority, Homeownership Mortgage
Series 2015D, Rev., 4.00%, 11/1/2045	315,000	313,717
Series 2019A, Rev., 4.00%, 5/1/2049	1,020,000	1,012,115
Total South Dakota		1,325,832
Tennessee — 1.3%
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,305,000	1,086,430
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Trevecca Nazarene University Project
Series 2021B, Rev., 4.00%, 10/1/2030	105,000	103,731
Series 2021B, Rev., 4.00%, 10/1/2031	220,000	216,370
Series 2021B, Rev., 4.00%, 10/1/2041	850,000	747,604

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Tennessee — continued
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2049	1,000,000	719,642
Tennessee Housing Development Agency, Residential Finance Program Series 2B, Rev., AMT, 4.00%, 7/1/2043	5,000	4,998
Total Tennessee		2,878,775
Texas — 6.0%
Arlington Higher Education Finance Corp.
Series 2021A, Rev., 5.00%, 8/15/2027	100,000	99,593
Series 2021A, Rev., 5.00%, 8/15/2028	40,000	39,815
Series 2021A, Rev., 4.00%, 8/15/2029	40,000	37,732
Series 2021A, Rev., 4.00%, 8/15/2030	40,000	37,333
Series 2021A, Rev., 4.00%, 8/15/2031	45,000	41,527
Arlington Higher Education Finance Corp., Newman International Academy
Series 2021A, Rev., 4.00%, 8/15/2031	200,000	181,600
Series 2021A, Rev., 5.00%, 8/15/2041	300,000	262,200
Baytown Municipal Development District, Baytown Convention Center Hotel, First Lien Series 2021A, Rev., 2.50%, 10/1/2031	275,000	236,752
Clifton Higher Education Finance Corp. Series 2023, Rev., PSF-GTD, 4.25%, 4/1/2048	1,000,000	963,011
Conroe Local Government Corp., Conroe Convention Center Hotel Series 2021A, Rev., 2.50%, 10/1/2031	225,000	189,333
Denton Independent School District
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2041	1,055,000	1,170,293
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2043	1,250,000	1,375,441
Houston Higher Education Finance Corp., Houston Baptist University Rev., 3.38%, 10/1/2037	250,000	211,132
Irving Hospital Authority, Baylor Scott and White Medical Center
Series 2017A, Rev., 5.00%, 10/15/2026	250,000	258,326
Series 2017A, Rev., 5.00%, 10/15/2027	500,000	517,431
Midtown Redevelopment Authority, Tax Increment Contract
Rev., 4.00%, 1/1/2031	365,000	376,632
Rev., 4.00%, 1/1/2032	500,000	512,311
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project Rev., 4.00%, 1/1/2032	420,000	355,998
Newark Higher Education Finance Corp., The Hughen Center, Inc.
Series 2021A, Rev., PSF-GTD, 5.00%, 8/15/2030	180,000	202,003
Series 2021A, Rev., PSF-GTD, 5.00%, 8/15/2031	200,000	227,487
Series 2022A, Rev., PSF-GTD, 5.00%, 8/15/2037	250,000	278,467
Series 2022A, Rev., PSF-GTD, 5.00%, 8/15/2042	345,000	374,832
San Antonio Education Facilities Corp., University of The Incarnate Word Series 2021A, Rev., 4.00%, 4/1/2051	500,000	402,308
State of Texas, Water Financial Assistance Series 2015D, GO, 5.00%, 5/15/2033	450,000	458,414
Tarrant County Cultural Education Facilities Finance Corp., CHRISTUS Health Series 2022A, Rev., 4.00%, 7/1/2053	750,000	665,117
Texas State Affordable Housing Corp., Single Family Mortgage, Heroes Home Loan Program Series 2019A, Rev., GNMA COLL, 4.25%, 3/1/2049	385,000	384,809
Texas Water Development Board, Water Implementation Fund Series 2019A, Rev., 4.00%, 10/15/2044	3,000,000	2,991,137
Uptown Development Authority, Tax Increment Contract Rev., 4.00%, 9/1/2033	400,000	388,372
Total Texas		13,239,406
Utah — 2.3%
Military Installation Development Authority, Tax Allocation and Hotel Tax Series 2021A-1, Rev., 4.00%, 6/1/2036	250,000	209,610
Utah Associated Municipal Power System, Horse Butte Wind Project Series 2017B, Rev., 5.00%, 9/1/2033	1,700,000	1,816,631
Utah Charter School Finance Authority, The Freedom Academy Foundation, St. George Campus Project Series 2021A, Rev., 3.25%, 6/15/2031 (b)	535,000	464,891

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Utah — continued
Utah Charter School Finance Authority, Wallace Stegner Academy
Series 2022A, Rev., 5.25%, 6/15/2032 (b)	250,000	246,787
Series 2022A, Rev., 5.63%, 6/15/2042 (b)	400,000	383,566
Utah Housing Corp., Single Family Mortgage Series D-2, Class III, Rev., FHA, 4.00%, 1/1/2045	520,000	517,632
Utah Infrastructure Agency
Rev., 5.00%, 10/15/2027	130,000	132,213
Rev., 5.00%, 10/15/2032	310,000	315,959
Utah Transit Authority, Sales Tax Series 2006C, Rev., AGM, 5.25%, 6/15/2029	970,000	1,074,146
Total Utah		5,161,435
Vermont — 1.7%
Vermont Housing Finance Agency, Multiple Purpose Series B, Rev., AMT, 3.75%, 11/1/2045	110,000	109,412
Vermont Student Assistance Corp., Education Loan
Series 2016A, Rev., AMT, 5.00%, 6/15/2024	1,400,000	1,408,582
Series 2016A, Rev., AMT, 5.00%, 6/15/2025	2,150,000	2,183,400
Total Vermont		3,701,394
Virginia — 1.2%
Henrico County Economic Development Authority, Westminster Canterbury Richmond
Rev., 3.00%, 10/1/2029	500,000	474,835
Rev., 3.00%, 10/1/2030	500,000	470,529
Isle of Wight County Economic Development Authority Series 2023, Rev., AGM, 5.25%, 7/1/2043 (d)	1,500,000	1,624,395
Virginia College Building Authority, Education Facilities, Regent University Project Rev., 5.00%, 6/1/2031	160,000	170,115
Total Virginia		2,739,874
Washington — 4.8%
FYI Properties, State of Washington District Project Rev., 5.00%, 6/1/2039	5,000,000	5,244,488
King County Housing Authority, Highland Village Project
Rev., 5.00%, 1/1/2027	125,000	131,536
Rev., 5.00%, 1/1/2028	125,000	132,239
Rev., 5.00%, 1/1/2029	125,000	133,438
Rev., 4.00%, 1/1/2031	330,000	331,716
Rev., 4.00%, 1/1/2034	500,000	506,232
North Thurston Public Schools, Unlimited Tax GO, 4.00%, 12/1/2036	1,000,000	1,026,019
Washington Health Care Facilities Authority, Multicare Health System Series 2017B, Rev., 5.00%, 8/15/2035	1,850,000	1,902,640
Washington State Housing Finance Commission, Seattle Academy Of Arts and Science Project
Series 2023, Rev., 5.00%, 7/1/2028 (b)	360,000	376,879
Series 2023, Rev., 5.13%, 7/1/2033 (b)	740,000	794,958
Washington State Housing Finance Commission, Single Family Program Series 2016 2A-R, Rev., AMT, 3.50%, 12/1/2046	65,000	64,601
Total Washington		10,644,746
West Virginia — 0.7%
West Virginia Hospital Finance Authority, University Health System Series 2023 A, Rev., 5.00%, 6/1/2040	505,000	536,731
West Virginia Hospital Finance Authority, Vandalia Health Group Series 2023B, Rev., AGM, 5.00%, 9/1/2040	1,000,000	1,041,837
Total West Virginia		1,578,568
Wisconsin — 3.6%
Public Finance Authority, Carson Valley Medical Center Series 2021A, Rev., 4.00%, 12/1/2041	250,000	208,486
Public Finance Authority, College Achieve Central Charter School Project
Series 2021A, Rev., 5.00%, 6/15/2027 (b)	260,000	259,995

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Series 2021A, Rev., 5.00%, 6/15/2029 (b)	285,000	281,479
Series 2021A, Rev., 5.00%, 6/15/2031 (b)	315,000	307,282
Public Finance Authority, Coral Academy of Science Series 2021A, Rev., 4.00%, 7/1/2041	500,000	419,110
Public Finance Authority, Ripple Ranch, LLC Obligate Series 2021A, Rev., 5.25%, 12/1/2051 (b)	200,000	136,137
Public Finance Authority, Senior Lien, Grand Hyatt Series 2022A, Rev., 3.75%, 2/1/2032	200,000	189,658
Public Finance Authority, The Carmelite System, Inc., Obligated Group Rev., 3.25%, 1/1/2026	1,545,000	1,496,127
Public Finance Authority, The Franklin School of Innovation Rev., 5.00%, 1/1/2042 (b)	145,000	123,708
Public Finance Authority, Viticus Group Project Series 2022A, Rev., 4.00%, 12/1/2031 (b)	240,000	214,956
Wisconsin Health and Educational Facilities Authority, Agnesian Healthcare, Inc.
Rev., 5.00%, 7/1/2024	250,000	252,157
Rev., 5.00%, 7/1/2025	250,000	255,934
Wisconsin Health and Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc.
Series 2017A, Rev., 5.00%, 9/1/2025 (e)	235,000	241,888
Series 2017A, Rev., 5.00%, 9/1/2027 (e)	785,000	840,366
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc.
Series 2017C, Rev., 5.00%, 2/15/2027	400,000	415,268
Series 2017C, Rev., 5.00%, 2/15/2029	375,000	387,152
Wisconsin Health and Educational Facilities Authority, Milwaukee Regional Medical Center Thermal Service Rev., 5.00%, 4/1/2035	1,165,000	1,234,249
Wisconsin Health and Educational Facilities Authority, Three Pillars Senior Living Communities Series 2021A, Rev., 4.00%, 8/15/2041	825,000	670,694
Total Wisconsin		7,934,646
Wyoming — 0.1%
Wyoming Community Development Authority Series 2017-5, Rev., 4.00%, 12/1/2046	330,000	328,429
Total Municipal Bonds (Cost $223,523,014)		213,458,099
	SHARES
Short-Term Investments — 5.1%
Investment Companies — 5.1%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.14% (f) (g) (Cost $11,388,944)	11,388,557	11,389,696
Total Investments — 101.2% (Cost $234,911,958)		224,847,795
Liabilities in Excess of Other Assets — (1.2)%		(2,557,010)
NET ASSETS — 100.0%		222,290,785

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CHESLA	Connecticut Higher Education Supplemental Loan Authority
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2023.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of November 30, 2023.
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of November 30, 2023:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.41-V2	5.00	Quarterly	12/20/2028	4.03	USD10,550,000	(95,001)	(414,945)	(509,946)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value ("NAV") per share as of the report date.
Swaps are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$213,458,099	$—	$213,458,099
Short-Term Investments
Investment Companies	11,389,696	—	—	11,389,696
Total Investments in Securities	$11,389,696	$213,458,099	$—	$224,847,795
Depreciation in Other Financial Instruments
Swaps	$—	$(414,945)	$—	$(414,945)
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2023*
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2023	Shares at November 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.14% (a) (b)	$10,265,129	$84,258,261	$83,136,134	$1,864	$576	$11,389,696	11,388,557	$168,770	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2023.
*
As of the close of business on July 14, 2023, JJPMorgan Sustainable Municipal Income Fund (the "Acquired Fund"), a series of Trust II Funds, reorganized ("the Reorganization") into a newly created exchange-traded fund, JPMorgan Sustainable Municipal Income ETF (the "Fund").
Following the Reorganization, the Acquired Fund's performance and financial history were adopted by the Fund. The tables include transactions from the Acquired Fund for the period March 1, 2023 through July 14, 2023.

C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — below describe the various derivatives used by the Fund.
(1). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.